Borrowings (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Long-term debt	¥ 796,857	$ 115,898	¥ 920,292
In breach of loan covenants with waivers from banks [Member]
Long-term debt	604,785	87,962	641,005
No breach of loan covenants [Member]
Long-term debt	¥ 192,072	$ 27,936	¥ 279,287